TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

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Transamerica Intermediate Bond

The following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Intermediate Bond under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment manager.

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:

Brian W. Westhoff, CFA	Portfolio Manager	since 2014
Doug Weih, CFA	Portfolio Manager	since 2014
Bradley D. Doyle, CFA	Portfolio Manager	since 2015
Tyler A. Knight, CFA	Portfolio Manager	since 2015
Sivakumar N. Rajan, CFA	Portfolio Manager	since 2017

The following replaces the information in the Prospectus relating to Transamerica Intermediate Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC 2005-2011

Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009 and Co-Head of Public Fixed Income since 2017

Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

Sivakumar N. Rajan, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2007

The following replaces the applicable information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Aegon USA Investment Management, LLC (“AUIM”)”:

Transamerica Intermediate Bond

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Brian W. Westhoff, CFA	6	$5.31 billion	2	$778 million	21	$4.53 billion
Bradley D. Doyle, CFA	5	$2.50 billion	1	$315 million	20	$45.58 billion
Tyler A. Knight, CFA	8	$4.49 billion	0	$0	10	$13.06 billion
Doug Weih, CFA	7	$5.92 billion	1	$315 million	12	$12.50 billion
Sivakumar N. Rajan, CFA*	3	$1.09 billion	0	$0	7	$1.90 billion

Fee Based Accounts

(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Brian W. Westhoff, CFA	0	$0	0	$0	0	$0
Bradley D. Doyle, CFA	0	$0	0	$0	0	$0
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Doug Weih, CFA	0	$0	0	$0	0	$0
Sivakumar N. Rajan, CFA*	0	$0	0	$0	0	$0

*	As of March 31, 2017.

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Transamerica Multi-Managed Balanced

The following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Multi-Managed Balanced relating to Aegon USA Investment Management, LLC under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment manager:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:

Brian W. Westhoff, CFA	Portfolio Manager	since 2014
Doug Weih, CFA	Portfolio Manager	since 2014
Bradley D. Doyle, CFA	Portfolio Manager	since 2015
Tyler A. Knight, CFA	Portfolio Manager	since 2015
Sivakumar N. Rajan, CFA	Portfolio Manager	since 2017

The following replaces the information in the Prospectus for Transamerica Multi-Managed Balanced relating to Aegon USA Investment Management, LLC under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC 2005-2011

Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009 and Co-Head of Public Fixed Income since 2017

Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

Sivakumar N. Rajan, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2007

The following replaces the applicable information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Aegon USA Investment Management, LLC (“AUIM”)”:

Transamerica Multi-Managed Balanced

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Brian W. Westhoff, CFA	6	$6.87 billion	2	$778 million	21	$4.53 billion
Doug Weih, CFA	7	$7.49 billion	1	$315 million	12	$12.50 billion
Bradley D. Doyle, CFA	5	$4.06 billion	1	$315 million	20	$45.58 billion
Tyler A. Knight, CFA	8	$6.05 billion	0	$0	10	$13.06 billion
Sivakumar N. Rajan, CFA*	3	$3.80 billion	0	$0	7	$1.90 billion

Fee Based Accounts

(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Brian W. Westhoff, CFA	0	$0	0	$0	0	$0
Doug Weih, CFA	0	$0	0	$0	0	$0
Bradley D. Doyle, CFA	0	$0	0	$0	0	$0
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Sivakumar N. Rajan, CFA*	0	$0	0	$0	0	$0

*	As of March 31, 2017.

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Investors Should Retain this Supplement for Future Reference

June 27, 2017